ACQUISITIONS AND DIVESTITURES - Schedule of Statement of Operations Related to Discontinued Operations (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Loss from discontinued operations, net of income taxes		$ (14,506)
Fresh Vegetables [Member] | Discontinued Operations, Held-for-Sale or Disposed of by Sale [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues, net	$ 290,290	294,882
Cost of sales	(261,530)	(288,727)
Gross profit	28,760	6,155
Selling, marketing, general and administrative expenses	(11,517)	(14,177)
Transaction and other operating costs	(455)	(1,500)
Disposal Group, Including Discontinued Operation, Gain on asset sale	(221)	0
Operating income (loss) from discontinued operations	16,567	(9,522)
Other income, net	9	53
Net interest expense	(1,437)	(239)
Income (loss) from discontinued operations before income taxes	15,139	(9,708)
Income tax expense	(21,281)	(4,872)
Loss from discontinued operations attributable to noncontrolling interests	91	74
Loss from discontinued operations, net of income taxes	$ (6,051)	$ (14,506)